Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventory [Abstract]
Raw materials	$ 35,643	$ 251,911	$ 176,218
Finished goods	4,676,132	2,625,249	1,647,784
Total net realizable value	$ 4,711,775	$ 2,877,160	$ 1,824,001